LEASES (Schedule of Components of Lease Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease Cost
Operating lease cost	$ 5,684	$ 4,915	$ 4,617
Short term lease cost	2,208	1,609	1,614
Total lease cost	7,892	6,524	6,231
Cash paid for amounts included in the measurement of Lease liabilities:
Operating cash flows from operating leases	5,672	4,902	4,625
Right of use assets obtained in exchange for new operating lease liabilities	$ 10,680	$ 1,655	$ 3,885
Weighted-average remaining lease term-operating leases	4 years 6 months	2 years 7 months 6 days	3 years 3 months 18 days
Weighted-average discount rate	7.33%	5.94%	5.34%